INCOME TAXES - Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Tax contingencies/settlements	$ 225	$ 183	$ 7
Prior period taxes	(20)	21	(7)
Others	9	39	55
Total	$ 214	$ 243	$ 55